Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes
Changes in valuation allowance, net	$ (22)	$ 60	$ (46)
Increase relating to prior year tax positions, Unrecognized tax benefits	52	56	133
Increase relating to prior year tax positions, penalties and interest	61	38	62
Decrease due to settlements with tax authorities, penalties and interest	27	9	3
Expected resolution of uncertain tax positions, pending cases	153
Northern Europe
Taxes
Changes in valuation allowance, net	47
Increase relating to prior year tax positions, Unrecognized tax benefits			27
Increase relating to prior year tax positions, penalties and interest			27
Decrease due to settlements with tax authorities, penalties and interest	49
Central Europe
Taxes
Changes in valuation allowance, net		44	60
Increase relating to prior year tax positions, Unrecognized tax benefits			$ 34